Debt Instruments - Carrying amount of financial assets at amortized cost (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Allowance for impairment losses
Financial assets	$ 1,407,320	$ 1,361,558
Debt instruments.
Allowance for impairment losses
Financial assets	355,333	317,124
Government debt securities | SPAIN
Allowance for impairment losses
Financial assets	273,487	253,547
Financial assets at amortized cost category | Debt instruments.
Allowance for impairment losses
Financial assets	11,257	$ 52,419
Financial assets at amortized cost category | Government debt securities | SPAIN | Gross carrying amount
Allowance for impairment losses
Financial assets	11,257
Financial assets at amortized cost category | Government debt securities | SPAIN | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	11,257
Financial assets at amortized cost category | Government debt securities | SPAIN | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	$ 11,257